OTHER FINANCIAL INFORMATION - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 271,097	$ 257,868	$ 169,095	$ 171,096
Restricted cash	6,011	24,704	9,521
Accounts receivable, net	82,902	85,721
Due from affiliate companies	18,589	50,837
Prepaid expenses and other current assets, including inventories	90,322	51,437
Total current assets	468,921	470,567
Vessels, port terminals and other fixed assets, net	1,721,979	1,746,493
Loan receivable from affiliate company	0	35,000
Investments in available for sale securities	17,474	559
Investments in affiliates	303,103	197,291	188,070
Long-term receivable from affiliate companies	35,290	57,701
Other long term assets	65,153	64,457
Goodwill and other intangibles	361,771	369,394
Total non-current assets	2,504,770	2,470,895
Total assets	2,973,691	2,941,462
Current liabilities
Accounts payable	83,943	63,921
Accrued expenses	73,430	75,681
Deferred income and cash received in advance	8,290	15,326
Current portion of capital lease obligations	1,376	1,353
Current portion of long term debt	14,255	33,095
Total current liabilities	181,294	189,376
Long term debt, net of current portion	1,404,473	1,325,117
Capital lease obligations, net of current portion	23,074	23,759
Unfavorable lease terms	29,540	32,006
Other long term liabilities and deferred income	32,118	29,643
Deferred tax liability	14,687	18,522
Total non-current liabilities	1,503,892	1,429,047
Total liabilities	1,685,186	1,618,423
Noncontrolling interest	120,522	116,663
Total Navios Holdings stockholders' equity	1,167,983	1,206,376
Total liabilities and stockholders' equity	2,973,691	2,941,462
Navios Maritime Holdings Inc. Issuer
Current assets
Cash and cash equivalents	52,530	79,213	97,502	74,160
Restricted cash	5,139	14,278
Intercompany receivables		49,852
Due from affiliate companies	3,000	1,300
Prepaid expenses and other current assets, including inventories	1,044
Total current assets	61,713	144,643
Loan receivable from affiliate company		35,000
Investments in subsidiaries	1,629,934	1,626,699
Investments in affiliates	291,629	187,008
Other long term assets	14,728	16,212
Goodwill and other intangibles	93,789	95,183
Total non-current assets	2,030,080	1,960,102
Total assets	2,091,793	2,104,745
Current liabilities
Accrued expenses	18,022	18,142
Intercompany payables	30,673
Current portion of long term debt	2,706	5,433
Total current liabilities	51,401	23,575
Long term debt, net of current portion	872,409	874,794
Total non-current liabilities	872,409	874,794
Total liabilities	923,810	898,369
Total Navios Holdings stockholders' equity	1,167,983	1,206,376
Total liabilities and stockholders' equity	2,091,793	2,104,745
Guarantor Subsidiaries
Current assets
Cash and cash equivalents	94,023	133,116	27,577	56,406
Restricted cash	872	10,426
Accounts receivable, net	51,471	56,599
Due from affiliate companies	15,589	49,974
Prepaid expenses and other current assets, including inventories	61,177	27,502
Total current assets	223,132	277,617
Vessels, port terminals and other fixed assets, net	1,359,566	1,390,455
Investments in subsidiaries	282,653	276,042
Investments in available for sale securities	17,474	559
Investments in affiliates	621	442
Long-term receivable from affiliate companies	35,290	57,701
Other long term assets	23,207	29,077
Goodwill and other intangibles	104,257	110,690
Total non-current assets	1,823,068	1,864,966
Total assets	2,046,200	2,142,583
Current liabilities
Accounts payable	46,236	25,440
Accrued expenses	36,085	40,411
Deferred income and cash received in advance	5,734	12,322
Intercompany payables	35,045	115,335
Current portion of long term debt	11,480	27,593
Total current liabilities	134,580	221,101
Long term debt, net of current portion	238,315	249,794
Unfavorable lease terms	29,540	32,006
Other long term liabilities and deferred income	21,673	19,211
Total non-current liabilities	289,528	301,011
Total liabilities	424,108	522,112
Total Navios Holdings stockholders' equity	1,622,092	1,620,471
Total liabilities and stockholders' equity	2,046,200	2,142,583
Non Guarantor Subsidiaries
Current assets
Cash and cash equivalents	124,544	45,539	44,016	40,530
Accounts receivable, net	31,431	29,122
Intercompany receivables	71,305	71,379
Prepaid expenses and other current assets, including inventories	28,101	23,935
Total current assets	255,381	169,975
Vessels, port terminals and other fixed assets, net	362,413	356,038
Investments in affiliates	10,853	9,841
Other long term assets	27,218	19,168
Goodwill and other intangibles	163,725	163,521
Total non-current assets	564,209	548,568
Total assets	819,590	718,543
Current liabilities
Accounts payable	37,707	38,481
Accrued expenses	19,323	17,128
Deferred income and cash received in advance	2,556	3,004
Due to affiliate companies		437
Intercompany payables	5,587	5,896
Current portion of capital lease obligations	1,376	1,353
Current portion of long term debt	69	69
Total current liabilities	66,618	66,368
Long term debt, net of current portion	293,749	200,529
Capital lease obligations, net of current portion	23,074	23,759
Other long term liabilities and deferred income	10,445	10,432
Deferred tax liability	14,687	18,522
Total non-current liabilities	341,955	253,242
Total liabilities	408,573	319,610
Noncontrolling interest	120,522	116,663
Total Navios Holdings stockholders' equity	290,495	282,270
Total liabilities and stockholders' equity	819,590	718,543
Eliminations
Current assets
Intercompany receivables	(71,305)	(121,231)
Due from affiliate companies		(437)
Total current assets	(71,305)	(121,668)
Investments in subsidiaries	(1,912,587)	(1,902,741)
Total non-current assets	(1,912,587)	(1,902,741)
Total assets	(1,983,892)	(2,024,409)
Current liabilities
Due to affiliate companies		(437)
Intercompany payables	(71,305)	(121,231)
Total current liabilities	(71,305)	(121,668)
Total liabilities	(71,305)	(121,668)
Total Navios Holdings stockholders' equity	(1,912,587)	(1,902,741)
Total liabilities and stockholders' equity	$ (1,983,892)	$ (2,024,409)